Long-term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Instrument [Line Items]
Long-term debt	¥ 3,005,695	¥ 3,035,331
Less current portion	962,455	722,296
Long-term debt, excluding current portion (notes 4 and 9)	2,043,240	2,313,035
Parent Company | Bank Loans Maturing Through 2031
Debt Instrument [Line Items]
Unsecured debt	240	298
Parent Company | Japanese Yen 0.76 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	70,000	70,000
Long-term debt	70,240	70,298
Subsidiaries
Debt Instrument [Line Items]
Less unamortized discount, net	5,105	6,117
Long-term debt	2,935,455	2,965,033
Subsidiaries | Medium Term Notes Maturing Through 2023
Debt Instrument [Line Items]
Medium-term notes	1,408,960	1,498,379
Subsidiaries | Bank Loans Maturing Through 2029
Debt Instrument [Line Items]
Secured debt	19,827	17,336
Unsecured debt	804,396	881,872
Subsidiaries | Asset Backed Notes Maturing Through 2015
Debt Instrument [Line Items]
Secured debt	453,802	311,222
Subsidiaries | Japanese Yen 0.66 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | Japanese Yen 0.94 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Unsecured debt		30,000
Subsidiaries | Japanese Yen 1.30 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | Japanese Yen 1.51 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 1.48 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.49 Percent Unsecured Bond Due 2012
Debt Instrument [Line Items]
Unsecured debt	20,000	20,000
Subsidiaries | Japanese Yen 1.31 Percent Unsecured Bond Due 2013
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | Japanese Yen 1.05 Percent Unsecured Bond Due 2014
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | Japanese Yen 0.56 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | Japanese Yen 0.59 Percent Unsecured Bond Due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000
Subsidiaries | Thai Baht 4.20 Percent Unsecured Bond Due 2010
Debt Instrument [Line Items]
Unsecured debt		8,610
Subsidiaries | Thai Baht 4.72 Percent Unsecured Bond Due 2011
Debt Instrument [Line Items]
Unsecured debt	¥ 3,575	¥ 3,731